Related Party Transactions - Summary of Fees and Revenue Related to the Managed REITs (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		$ 3,141,000	$ 2,518,000	$ 8,926,000	$ 9,115,000	$ 11,939,954	$ 7,819,216	$ 6,322,970
Sponsor funding reduction	[1]	(218,000)	0	(598,000)	0	(33,643)
Total Managed REIT Platform Revenues		2,923,000	2,518,000	8,328,000	9,115,000	11,906,311	7,819,216	6,322,970
Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		1,449,000	1,358,000	4,247,000	3,068,000	4,437,234	2,292,331	2,738,329
Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		834,000	641,000	2,354,000	1,633,000	2,339,958	1,454,569	1,272,298
Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		523,000	398,000	1,434,000	883,000	1,298,912	841,691	1,132,477
Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		103,000		196,000	3,107,000	3,307,497	2,692,168	649,623
Strategic Storage Trust IV Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]							716,278
Strategic Storage Growth Trust II Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]						798,395	1,843,769
Strategic Storage Trust VI Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		1,082,000	1,062,000	3,208,000	2,378,000	3,420,040	1,348,314	178,282
Strategic Storage Trust VI Advisory Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		436,000	346,000	1,244,000	857,000	1,243,056	551,493	99,602
Strategic Storage Trust VI Advisory Agreement | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		317,000	263,000	883,000	575,000	841,582	396,758	158,662
Strategic Storage Trust VI Advisory Agreement | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues						2,470,497	1,846,168	649,623
SSGT III Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		367,000	296,000	1,039,000	690,000	1,017,194	145,622
JV Properties Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		248,000	190,000	703,000	540,000	738,408	432,944	116,984
JV Properties Property Management Agreement | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		100,000	72,000	270,000	196,000	271,221	186,658	51,185
Strategic Storage Trust IV Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]							346,179
Strategic Storage Growth Trust II Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]						407,706	709,533
Strategic Storage Growth Trust I I I Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		150,000	105,000	407,000	236,000	358,494	62,426
Strategic Storage Trust IV Tenant Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]							285,959
Strategic Storage Growth Trust II Tenant Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]						250,156	636,671
Strategic Storage Growth Trust I I I Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		106,000	63,000	281,000	112,000	186,109	8,119
Strategic Storage Trust VI Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		0	0	34,000	2,465,000
Strategic Storage Growth Trust III Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		103,000		162,000	642,000	837,000	846,000
Other Managed REIT Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[4]	$ 232,000	$ 121,000	$ 695,000	$ 424,000	$ 556,353	$ 538,457	$ 530,243

[1]	Pursuant to the Sponsor Funding Agreement, SmartStop funds certain costs of SST VI's share sales, and in return receives Series C Units in SST VI's OP. The excess of the funding over the value of the Series C Units received is accounted for as a reduction of Managed REIT Platform revenues from SST VI over the remaining estimated term of the management contracts with SST VI.
[2]	On March 17, 2021, we acquired SST IV and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SST IV is now included in ancillary operating revenue in our consolidated statements of operations.
[3]	On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.
[4]	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.